Operating Segments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Intangible Assets
	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel[2]	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2022
	€ in thousands

Revenues	-	2,081	327	20,402	556	5,830	26,756	-	55,952	(26,756)	29,196
Operating expenses	-	(100)	(191)	(7,088)	(214)	(5,539)	(20,769)	-	(33,901)	20,769	(13,132)
Depreciation expenses	-	(452)	-	(5,655)	(254)	(1,607)	(3,240)	-	(11,208)	3,230	(7,978)
Gross profit (loss)	-	1,529	136	7,659	88	(1,316)	2,747	-	10,843	(2,757)	8,086

Adjusted gross profit (loss)	-	1,529	136	7,659	764[2]	(1,316)	2,747	-	11,519	(3,433)	8,086
Project development costs											(1,554)
General and administrative expenses											(3,297)
Share of profits of equity
accounted investee											(602)
Operating profit											2,633
Financing income											4,439
Financing expenses in connection
with derivatives and warrants, net											338
Financing expenses											(6,958)
Income before taxes on Income											452

Segment assets as at
June 30, 2022	7,273	15,376	21,684	267,090	36,404	31,661	108,718	120,906	609,112	(34,776)	574,336

* Segment presentation for prior periods was adjusted to reflect revenues and operating expenses for the Talmei Yosef PV Plant under IFRIC 12 and not under the fixed asset model and to include the adjusted gross profit of such segment, to align the presentation with the presentation of the segments for the period ended June 30, 2023.

[2] The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €2,246 thousand) and depreciation expenses (approximately €1,014 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
	PV									Total
			Ellomay				Bio			reportable		Total
	Italy	Spain	Solar	Talasol	USA	Israel[1]	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2023
	€ in thousands

Revenues	-	1,463	2,080	12,666	-	459	8,790	30,305	-	55,763	(30,305)	25,458
Operating expenses	-	(264)	(882)	(3,125)	-	(183)	(7,574)	(22,588)	-	(34,616)	22,588	(12,028)
Depreciation expenses	(1)	(458)	(469)	(5,684)	-	(236)	(1,204)	(2,871)	-	(10,923)	2,859	(8,064)
Gross profit	(1)	741	729	3,857	-	40	12	4,846	-	10,224	(4,858)	5,366

Adjusted gross profit	(1)	741	729	3,857	-	678 [1]	12	4,846	-	10,862	(5,496)	5,366
Project development costs												(2,192)
General and administrative expenses												(2,911)
Share of profits of equity accounted investee												1,541
Operating profit												1,804
Financing income												9,021
Financing expenses in connection with derivatives and warrants, net												(476)
Financing expenses												(6,989)
Income before taxes on Income												3,360

Segment assets as at June 30, 2023	33,932	13,806	19,635	230,428	1,091	31,635	31,910	99,033	155,245	616,715	(12,112)	604,603
____________________________
[1] The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €2,032 thousand) and depreciation expenses (approximately €935 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel[3]	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2022
	€ in thousands

Revenues	-	3,264	3,597	32,740	1,119	12,640	62,813	-	116,173	(62,813)	53,360
Operating expenses	-	(322)	(1,399)	(8,764)	(418)	(13,186)	(47,442)	-	(71,531)	47,442	(24,089)
Depreciation expenses	-	(908)	(427)	(11,400)	(512)	(2,824)	(6,339)	-	(22,410)	6,318	(16,092)
Gross profit (loss)	-	2,034	1,771	12,576	189	(3,370)	9,032	-	22,232	(9,053)	13,179

Adjusted gross profit (loss)	-	2,034	1,771	12,576	1,565[3]	(3,370)	9,032	-	23,608	(10,429)	13,179
Project development costs											(3,784)
General and administrative expenses											(5,892)
Share of loss of equity accounted investee											1,206
Operating profit											4,709
Financing income											9,565
Financing expenses in connection with derivatives and warrants, net											605
Financing expenses, net											(12,636)
Loss before taxes on income											2,243

Segment assets as at December 31, 2022	22,608	14,577	20,090	244,584	34,750	32,002	107,079	137,432	613,122	(36,965)	576,157

[3] The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,427 thousand) and depreciation expenses (approximately €2,051 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.